Property, Plant and Equipment (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 12,866,428	¥ 13,474,287	¥ 14,383,319
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,210,216	46,791,309	46,348,414
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,055,421)	(32,145,471)	(30,991,056)
Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,288,367)	(1,171,551)	(974,039)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,122,393	1,259,193	1,318,440
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,641,220	3,841,570	3,813,839
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,239,728)	(2,303,278)	(2,216,300)
Buildings [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(279,099)	(279,099)	(279,099)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,414,649	11,863,517	12,710,384
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	41,661,819	41,025,426	40,630,644
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(29,299,129)	(28,330,684)	(27,279,363)
Plant and machinery [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(948,041)	(831,225)	(640,897)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	329,386	351,577	354,495
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,907,177	1,924,313	1,903,931
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,516,564)	(1,511,509)	(1,495,393)
Vehicles and other equipment [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (61,227)	¥ (61,227)	¥ (54,043)